Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Inventories carried at net realisable value	€ 92	€ 110
Damaged, obsolete and lost inventories	109	113
Inventory provisions utilised or released to income statement	90	€ 113
Spreads business [member]
Disclosure of inventories [line items]
Inventory	€ 129